Warrants - Summary of Warrant Changes (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
lass of Warrant [Line Items]
Warrants outstanding, December 31, 2020	2,889,367	7,757,670	0
Issued	11,590,941	8,501,573	7,757,670
Exercised	(757,250)	(13,369,876)
Expired	(60,000)
Warrants outstanding, December 31, 2021	13,663,058	2,889,367	7,757,670
Warrants outstanding, December 31, 2020	$ 3.7	$ 0.3	$ 0
Issued	3.47	1.91	0.3
Exercised	3.19	0.81
Expired	7.6
Warrants outstanding, December 31, 2021	$ 3.51	$ 3.7	$ 0.3